Commitments and Contingent Liabilities- Significant Industry Concentrations Related to Credit Exposure (Detail) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 59,132,000,000	[1]	$ 51,657,000,000	[1]
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	13,319,000,000		14,359,000,000
Unfunded commitments	15,500,000,000
Total exposure	28,800,000,000
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	7,600,000,000
Unfunded commitments	1,700,000,000
Total exposure	9,300,000,000
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,000,000,000
Unfunded commitments	4,800,000,000
Total exposure	6,800,000,000
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	3,100,000,000
Unfunded commitments	1,100,000,000
Total exposure	4,200,000,000
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100,000,000
Unfunded commitments	4,000,000,000
Total exposure	4,100,000,000
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100,000,000
Unfunded commitments	2,900,000,000
Total exposure	3,000,000,000
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	400,000,000
Unfunded commitments	1,000,000,000
Total exposure	1,400,000,000
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,642,000,000		1,647,000,000
Unfunded commitments	18,700,000,000
Total exposure	20,400,000,000
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	800,000,000
Unfunded commitments	5,900,000,000
Total exposure	6,700,000,000
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	500,000,000
Unfunded commitments	5,600,000,000
Total exposure	6,100,000,000
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300,000,000
Unfunded commitments	5,700,000,000
Total exposure	6,000,000,000
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100,000,000
Unfunded commitments	1,500,000,000
Total exposure	$ 1,600,000,000

[1]	Net of unearned income of $866 million at Dec. 31, 2014 and $1,020 million at Dec. 31, 2013 primarily on domestic and foreign lease financings.